Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Segment
The following is a rollforward of the Company’s goodwill by segment:

(in thousands)	Wholesale	Direct to Consumer	Business to Business	Other/Non- allocated	Total
Balance, June 30, 2019	$85,930	$1,183	$—	$—	$87,113
Owen Roe	10	—	—	—	10

Balance, June 30, 2020	85,940	1,183	—	—	87,123

Kunde	2,868	10,167	745		13,780

Sommelier		8,992			8,992

Balance, June 30, 2021	$88,808	$20,342	$745	$—	$109,895

Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets
The components of finite-lived intangible assets, accumulated amortization, and indefinite-lived assets are as follows:

	As of June 30, 2021
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$—	$—	$—	—	n/a	$23,229	$23,229
Winery use permits	—	—	—	—	n/a	6,750	6,750
Customer and Sommelier relationships	6,300	(200)	6,100	5	4.7	—	6,100

Total	$6,300	$(200)	$6,100			$29,979	$36,079

	As of June 30, 2020
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$—	$—	$—	—	n/a	$20,210	$20,210
Winery use permits	—	—	—	—	n/a	5,500	5,500
Customer relationships	500	(100)	400	5	4	—	400

Total	$500	$(100)	$400			$25,710	$26,110

Estimated Future Amortization Expense for Finite-Lived Intangible Assets
As of June 30, 2021, the estimated future amortization expense for finite-lived intangible assets is as follows:

(in thousands)
2022	$1,260
2023	1,260
2024	1,260
2025	1,160
2026	1,160

Total estimated amortization expense	$6,100